Pension, Retiree Medical and Savings Plans Retiree Medical Cost Trend Rates (Details)	12 Months Ended
	Dec. 27, 2025	Dec. 28, 2024
Defined Benefit Plans and Other Postretirement Benefit Plans Table [Line Items]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed, Next Fiscal Year		5.00%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate		4.00%
Defined Benefit Plan, Year Health Care Cost Trend Rate Reaches Ultimate Trend Rate		2046
Forecast [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table [Line Items]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed, Next Fiscal Year	5.00%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	4.00%
Defined Benefit Plan, Year Health Care Cost Trend Rate Reaches Ultimate Trend Rate	2046